Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss	$ (2,490,560)	$ (817,652)	$ (1,433,593)	$ (7,117,076)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	25,393	2,153	15,276	19,826
Amortization of deferred loan costs				1,004
Amortization of discount on convertible notes				144
Amortization of discount and beneficial conversion feature on notes payable	450,568			29,992
Issuance of common stock, stock options and stock warrants for services and amortization of common stock issued for services	87,937	163,164	287,035	110,316
Stock based compensation	630,096	478,548	651,034	1,504,669
Issuance of common stock warrants to induce conversion of notes payable				413,008
Change in fair value of warrant liability	657,937	(327,066)	(618,801)	3,731,694
Increase in allowance for doubtful accounts	18,450
(Increase) decrease in:
Accounts receivable	2,215	(999,829)	(641,198)	1,536
Other receivables	(10,000)		(59,526)
Inventory	(77,901)	(96,982)	(144,083)	(2,858)
Prepaid expenses and other current assets	4,104	(6,415)	(4,984)	(50,853)
Increase (decrease) in:
Accounts payable and accrued expenses	357,106	51,279	380,835	251,014
Accrued compensation and related benefits	(20,416)	56,667	111,666	166,967
Deferred revenue	(98,263)	312,428	275,491	122,239
Net cash used by operating activities	(463,334)	(1,183,705)	(1,180,848)	(818,378)
Investing activities
Increase in patent costs	(13,596)		(6,819)	(39,265)
Purchase of property and equipment	(13,746)	(10,484)	(113,305)	(1,346)
Net cash used by investing activities	(27,342)	(10,484)	(120,124)	(40,611)
Financing activities
Proceeds from issuance of notes payable, related party	1,500,000	620,000	620,000	1,565,000
Payments on notes payable, related party			(100,000)	(290,000)
Proceeds from advance from related party				222,900
Repayments of advance from related party				(222,900)
Issuance of common stock and exercise of warrants for cash				642,750
Payments on notes payable	(50,000)	(100,000)
Payments for debt issue costs and deferred offering costs	(422,183)
Net cash provided by financing activities	1,027,817	520,000	520,000	1,917,750
Net increase (decrease) in cash and cash equivalents	537,141	(674,189)	(780,972)	1,058,761
Cash and cash equivalents, beginning of period	304,656	1,085,628	1,085,628	26,867
Cash and cash equivalents, end of period	841,797	411,439	304,656	1,085,628
Supplemental cash flow information:
Cash paid during the year for interest	34,158			42,651
Supplemental disclosure of non-cash investing and financing activities:
Application of proceeds due and payable under note, including accrued interest, to purchase 2,667,503 shares of common stock at $0.26 per share	693,550
Issuance of note payable with a beneficial conversion feature	1,064,760
Issuance of note payable with a discount equivalent to the relative fair value of the accompanying warrant	435,240
Issuance of 375,000 shares of common stock in conversion of notes payable		75,000
Issuance of 1,000,384 shares of common stock in conversion of note payable			200,077	2,711,600
Application of proceeds due and payable under note, including accrued interest, to purchase 2,321,422 shares of common stock at $0.26 per share			603,570	0
Issuance of common stock and warrants for services, 888,692 and 344,692, respectively			$ 512,880	$ 110,316